Note 50 - Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
Net Gains Loss On Sales		€ 129	€ 102	€ 66
Impairment loss		208	158	136
Gains On Sale Of Investment Classified As Non Currrent Assets Held For Sale	[1]	894	82	39
Gains On Sale Of Equity Instruments Classified As Non Currrent Assets Held For Sale		0	0	0
Total Profit or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations		€ 815	€ 26	€ (31)

[1]	(*) The change is mainly as a result of the sale of the BBVA stake in BBVA Chile (see Note 3).